MFA 2025-NQM5 Trust ABS-15G

Exhibit 99.01 - Schedule 2

Exception Grades
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	NQM5-1000001	13757721	XXXX	XX/XX/XXXX	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	Hazard Insurance Policy provided expired on XX/XX/XXXX which is prior to the subject loan first payment date of XX/XX/XXXX. Although the Final CD disclosed the full hazard premium, the policy does not reflect automatic renewals and it cannot be verified that insurance coverage was in place at the time of the first payment.				Buyer Comment (2019-06-18): we allow this			06/18/2019	2	B	XX/XX/XXXX	OR	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM5-1000001	13757755	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Disclosure was not provided for review in loan file.				Buyer Comment (2019-02-24): We have provided our broker agreement which shows that all transactions are based on a set compensation and not subject to terms of the transaction			02/24/2019	2	B	XX/XX/XXXX	OR	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	NQM5-1000001	13757756	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)	Closing date on final Closing Disclosure reflected as XX/XX/XXXXbut documents were signed XX/XX/XXXX. Final CD reflects Closing Date of XX/XX/XXXX, but transaction consummation (mortgage notary) date was XX/XX/XXXX. Provide a post-close CD correcting the closing date to match the notary date and a copy of the letter of explanation to the borrower disclosing the changes made.				Buyer Comment (2019-06-18): waive Reviewer Comment (2019-05-09): The issue on this exception is not the date of document issued, but rather the closing date indicated on the CD. The closing date must match the actual closing date. A Corrected CD and LOE are required to cure. Buyer Comment (2019-05-08): Oregon closing documents are not date sensitive therefore it's ok if the borrower doesn't sign the date they're generated.			06/18/2019	2	B	XX/XX/XXXX	OR	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	NQM5-1000001	13757758	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXX/XX/XXXX)	Final closing costs exceeded legal limits by $105. Initial LE disclosed Appraisal fee as $695, Final CD disclosed fee as $800, a zero percent tolerance violation in the amount of $105, no evidence in loan file to support Borrower's were issued a credit to cure violation.				Buyer Comment (2019-06-18): waive			06/18/2019	2	B	XX/XX/XXXX	OR	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	NQM5-1000001	13757759	XXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $695.00. Insufficient or no cure was provided to the borrower. (7506)	Final CD disclosed fee as $800, a zero percent tolerance violation in the amount of $105, no evidence in loan file to support Borrower's were issued a credit to cure violation. Appraisal invoice for $800 is dated XX/XX/XXXXa COC should have been issued at that time; COC issuedXX/XX/XXXXot valid as cure for this violation.				Buyer Comment (2019-06-18): more than 60 days has passed to cure				2	B	XX/XX/XXXX	OR	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	NQM5-1000001	13757761	XXXX	XX/XX/XXXX	Credit	Asset	Asset Documentation	Asset	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXXX Bank / End Date: XX/XX/XXXX // Account Type: Checking / Account Number: XXXX Asset Account Date: XX/XX/XXXX	Most recent bank statement for the borrowers personal XXXX accounts is dated XX/XX/XXXX, which is 94 days from the Note dated XX/XX/XXXX. XXXX Statement guidelines do not specify document expiration however, industry standard is 90 days. The XXXX personal bank statement, or lender's approved exception with compensating factors for the expired statement is required to clear or waive this exception.	Housing history 0x30 for 8 years Borrowers have owned the subject property for 30 years		Originator Originator	Reviewer Comment (2019-06-24): Waived with comp factors noted			06/24/2019	2	B	XX/XX/XXXX	OR	Primary	Refinance - Cash-out - Debt Consolidation		B	B	B	A	Non QM	Non QM	No